Prepaids and Other Current Assets - Additional Information (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Prepaid Expense And Other Current Assets [Line Items]
Exercise of options into ordinary shares	$ 1,050	$ 333
Prepaids and Other Current Assets
Prepaid Expense And Other Current Assets [Line Items]
Exercise of options into ordinary shares	$ 1,050
Number of stock options, exercised	30,000
Shares exercise date	Sep. 26, 2018